Securities - Summary of Contractual Maturities of the Carrying Values of Financial Instruments Held (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Securities	$ 439,918	$ 409,730
Cost/Amortized cost	157,208	131,312
U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	81,632	75,326
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	10,199	6,200
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,646	2,762
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	31,932	27,774
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	728	493
Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	439,918	409,730
Trading Securities [member]
Disclosure of financial assets [line items]
Securities	183,300	190,151
Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	30,372	45,645
Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	30,988	52,688
Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	4,634	4,632
Trading Securities [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Securities	3	2
Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	1,434	1,245
Trading Securities [member] | Corporate debt and other debt [member] | Bankers' acceptances [member]
Disclosure of financial assets [line items]
Securities	4	143
Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	26,191	22,472
Trading Securities [member] | Trading Equity Securities [member]
Disclosure of financial assets [line items]
Securities	89,674	63,324
Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	157,208	131,312
Fair value	156,360	128,466
Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	81,632	75,326
Fair value	$ 80,266	$ 73,295
Yield	3.50%	3.20%
Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 10,199	$ 6,200
Fair value	$ 10,156	$ 6,192
Yield	3.40%	3.30%
Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,646	$ 2,762
Fair value	$ 2,634	$ 2,701
Yield	5.90%	6.80%
Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 9,343	$ 8,752
Fair value	$ 9,357	$ 8,706
Yield	6.30%	6.90%
Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 31,932	$ 27,774
Fair value	$ 31,982	$ 27,723
Yield	3.90%	4.10%
Securities measured at fair value through other comprehensive income [member] | Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 728	$ 493
Fair value	1,242	842
Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	13,165	6,609
Fair value	$ 13,169	$ 6,259
Yield	2.90%	3.40%
Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 7,563	$ 3,396
Fair value	$ 7,554	$ 2,748
Yield	3.00%	3.80%
Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 100,258	$ 91,113
Fair value	96,336	83,667
Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 31,463	$ 26,844
Yield	2.40%	2.20%
Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 45,988	$ 44,568
Yield	3.00%	2.90%
Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 6,565	$ 5,526
Yield	3.00%	2.50%
Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 34	$ 425
Yield	5.20%	4.90%
Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 16,208	$ 13,750
Yield	3.50%	3.30%
Within 3 months [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 21,217	$ 39,268
Within 3 months [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	7,654	27,742
Within 3 months [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	2,026	9,867
Within 3 months [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	2,599	15,507
Within 3 months [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	710	566
Within 3 months [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	289	452
Within 3 months [member] | Trading Securities [member] | Corporate debt and other debt [member] | Bankers' acceptances [member]
Disclosure of financial assets [line items]
Securities	4	143
Within 3 months [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	2,026	1,207
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	10,704	8,882
Fair value	10,731	8,892
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,154	846
Fair value	$ 1,182	$ 856
Yield	5.60%	7.40%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 300	$ 160
Fair value	$ 300	$ 160
Yield	1.20%	6.30%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 7,028	$ 4,928
Fair value	$ 7,027	$ 4,928
Yield	3.20%	3.90%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,068	$ 2,479
Fair value	$ 2,068	$ 2,479
Yield	3.20%	4.50%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 154	$ 469
Fair value	$ 154	$ 469
Yield	3.60%	4.90%
Within 3 months [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,832	$ 2,634
Fair value	2,826	2,627
Within 3 months [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 216	$ 997
Yield	2.40%	2.80%
Within 3 months [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,029	$ 424
Yield	2.50%	5.00%
Within 3 months [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 61	$ 375
Yield	0.90%	2.00%
Within 3 months [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 526	$ 838
Yield	2.90%	2.30%
3 months to 1 year [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 42,741	$ 46,977
3 months to 1 year [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	13,772	28,867
3 months to 1 year [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	8,712	17,244
3 months to 1 year [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	1,423	8,136
3 months to 1 year [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	246	1,117
3 months to 1 year [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	213	151
3 months to 1 year [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	3,178	2,219
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	10,989	12,618
Fair value	10,984	12,586
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,198	8,595
Fair value	$ 1,196	$ 8,572
Yield	2.10%	2.10%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,510	$ 1,009
Fair value	$ 1,511	$ 1,009
Yield	3.60%	4.00%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,703	$ 1,759
Fair value	$ 2,707	$ 1,755
Yield	3.80%	4.20%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,810	$ 1,247
Fair value	$ 2,803	$ 1,242
Yield	2.40%	3.20%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,768	$ 8
Fair value	$ 2,767	$ 8
Yield	2.20%	3.70%
3 months to 1 year [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 17,985	$ 5,524
Fair value	17,855	5,447
3 months to 1 year [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 7,516	$ 1,931
Yield	1.70%	3.00%
3 months to 1 year [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 5,659	$ 1,427
Yield	3.60%	4.10%
3 months to 1 year [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,133	$ 723
Yield	2.30%	0.80%
3 months to 1 year [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 3,677	$ 1,443
Yield	3.10%	2.90%
1 to 5 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 149,237	$ 140,053
1 to 5 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	29,837	32,281
1 to 5 years [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	6,054	8,687
1 to 5 years [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	13,648	15,864
1 to 5 years [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	1,578	815
1 to 5 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	387	234
1 to 5 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	8,170	6,681
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	71,712	59,805
Fair value	71,737	59,746
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	30,773	33,044
Fair value	$ 30,797	$ 33,050
Yield	3.10%	2.70%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 8,389	$ 5,030
Fair value	$ 8,345	$ 5,022
Yield	3.50%	3.00%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost		$ 32
Fair value		$ 31
Yield		7.50%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost		$ 16
Fair value		$ 17
Yield		6.40%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 20,830	$ 18,798
Fair value	$ 20,858	$ 18,761
Yield	4.00%	3.90%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 7,893	$ 1,726
Fair value	$ 7,904	$ 1,707
Yield	2.90%	2.60%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 3,827	$ 1,159
Fair value	$ 3,833	$ 1,158
Yield	3.30%	2.80%
1 to 5 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 47,663	$ 48,026
Fair value	47,481	46,258
1 to 5 years [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 17,571	$ 17,448
Yield	3.00%	2.10%
1 to 5 years [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 13,197	$ 14,536
Yield	3.40%	3.30%
1 to 5 years [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 5,169	$ 4,362
Yield	3.20%	2.90%
1 to 5 years [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2	$ 424
Yield	0.30%	4.90%
1 to 5 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 11,724	$ 11,256
Yield	3.60%	3.40%
5 to 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 64,845	$ 50,722
5 to 10 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	13,423	12,310
5 to 10 years [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	3,509	2,932
5 to 10 years [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	4,336	4,375
5 to 10 years [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	972	1,040
5 to 10 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	406	307
5 to 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	4,200	3,656
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	39,941	26,866
Fair value	39,887	26,532
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	33,906	16,355
Fair value	$ 33,831	$ 16,193
Yield	3.90%	4.00%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost		$ 1
Fair value		$ 1
Yield		4.60%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 58	$ 28
Fair value	$ 56	$ 25
Yield	6.10%	6.70%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 4,258	$ 7,542
Fair value	$ 4,263	$ 7,503
Yield	6.20%	6.90%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 991	$ 2,248
Fair value	$ 1,010	$ 2,243
Yield	5.00%	5.40%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 394	$ 640
Fair value	$ 394	$ 515
Yield	2.90%	1.20%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 334	$ 52
Fair value	$ 333	$ 52
Yield	2.70%	4.50%
5 to 10 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 11,535	$ 11,880
Fair value	10,701	10,276
5 to 10 years [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 6,160	$ 6,468
Yield	2.00%	2.00%
5 to 10 years [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 4,882	$ 5,156
Yield	3.20%	2.90%
5 to 10 years [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 202	$ 66
Yield	3.30%	1.10%
5 to 10 years [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 32
Yield	5.60%
5 to 10 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 259	$ 190
Yield	3.50%	3.10%
Over 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 70,962	$ 68,544
Over 10 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	28,940	25,627
Over 10 years [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	10,071	6,915
Over 10 years [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	8,982	8,806
Over 10 years [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	1,128	1,094
Over 10 years [member] | Trading Securities [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Securities	3	2
Over 10 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	139	101
Over 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	8,617	8,709
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	23,134	22,648
Fair value	21,779	19,868
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	14,601	16,486
Fair value	$ 13,260	$ 14,624
Yield	3.30%	3.60%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,588	$ 2,702
Fair value	$ 2,578	$ 2,645
Yield	5.90%	6.80%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 5,085	$ 1,194
Fair value	$ 5,094	$ 1,186
Yield	6.40%	7.00%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 380	$ 41
Fair value	$ 380	$ 36
Yield	5.30%	4.70%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost		$ 517
Fair value		$ 316
Yield		3.40%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 480	$ 1,708
Fair value	$ 467	$ 1,061
Yield	4.30%	4.40%
Over 10 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 20,243	$ 23,049
Fair value	17,473	19,059
Over 10 years [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 20,221	$ 23,025
Yield	2.60%	2.50%
Over 10 years [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost		$ 1
Yield		1.40%
Over 10 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 22	$ 23
Yield	5.30%	5.60%
With no specific maturity [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 90,916	$ 64,166
With no specific maturity [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	89,674	63,324
With no specific maturity [member] | Trading Securities [member] | Trading Equity Securities [member]
Disclosure of financial assets [line items]
Securities	89,674	63,324
With no specific maturity [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	728	493
Fair value	1,242	842
With no specific maturity [member] | Securities measured at fair value through other comprehensive income [member] | Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	728	493
Fair value	$ 1,242	$ 842